DESCRIPTION OF THE COMPANY (Details Narrative)			3 Months Ended						12 Months Ended
	Nov. 21, 2023 USD ($) $ / shares shares	Mar. 15, 2023 USD ($) shares	Sep. 30, 2025 USD ($) T shares		Jun. 30, 2025 USD ($) shares		Mar. 31, 2025 USD ($) shares		Dec. 31, 2024 T shares	Oct. 07, 2024 $ / shares	Jul. 08, 2024 $ / shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Battery grade lithium | T			50,000						50,000
Ordinary shares issued	12,777
Share price | $ / shares										$ 78.50	$ 100.00
Sponsor earnout share description									the Combined Company issued 100,000 shares of Newco Stock to the Sponsor as additional merger consideration that vest in the event that prior to the eighth anniversary of the closing of the Business Combination. Fifty percent of the Sponsor Earnout Shares will vest when the VWAP of the Common Stock price equals or exceeds $120.00 per share for a period of 20 trading days in a 30 trading day period, and the remaining fifty percent of the Sponsor Earnout Shares will vest when the VWAP of the Common Stock price equals or exceeds $140.00 per share for a period of 20 trading days in a 30 trading day period, or are otherwise forfeited. Upon the occurrence of a change in control, any remaining unvested Sponsor Earnout Shares become vested.
Trading days	20 days
Business acquisition consecutive trading days	30 days
Shares issued value | $		$ 90	$ 1,524,881		$ 106,136		$ 16,414
PIPE Subscription Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued	107,754
Shares issued value | $	$ 10,075,002
SAFE Note [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Conevrtible notes coverted into shares	13,839
Convertible Notes [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Conevrtible notes coverted into shares	5,588
Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share price | $ / shares	$ 120.00
Shares issued		9,000,000	488,811	[1]	16,062	[1]	398	[1]	5,583
Shares issued value | $		$ 90	$ 49	[1]	$ 2	[1]		[1]
Common Stock [Member] | New co [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued as additional consideration	500,000

[1]	Amounts have been adjusted to reflect the 1-for-10 reverse stock split that became effective on September 8, 2025. See Note 2 “Basis of presentation and summary of significant accounting policies” for additional details.